Intangible Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Software licenses
Intangible Assets
Cost of Intangible Assets and Goodwill		$ 2,363,029	$ 2,403,559
Gain or Loss of control over subsidiary		1,514	4,177
Additions Intangible Assets and Goodwill		802,556	418,293
Disposals Intangible Assets and Goodwill		(1,048,297)	(463,000)
Amortisation Intangible Assets and Goodwill [Abstract]
Amortisation of Intangible Assets and Goodwill Accumulated		1,301,046	1,075,904
Amortisation Disposals Intangible Assets and Goodwill	$ (1,046,199)	(463,000)
Amortisation for the Period Intangible Assets and Goodwill	308,544	686,628
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill	563,391	1,298,018
Carrying Amount of Intangible Assets and Goodwill	1,553,897	1,061,983
Total Intangible Assets And Goodwill
Intangible Assets
Cost of Intangible Assets and Goodwill		2,363,029	2,403,559
Gain or Loss of control over subsidiary		1,514	4,177
Additions Intangible Assets and Goodwill		802,556	418,293
Disposals Intangible Assets and Goodwill		(1,048,297)	(463,000)
Amortisation Intangible Assets and Goodwill [Abstract]
Amortisation of Intangible Assets and Goodwill Accumulated		1,301,046	$ 1,075,904
Amortisation Disposals Intangible Assets and Goodwill	(1,046,199)	(463,000)
Amortisation for the Period Intangible Assets and Goodwill	308,544	686,628
Amortisation Deconsolidation of Subsidiary VWFS on Intangible Assets and Goodwill	563,391	1,298,018
Carrying Amount of Intangible Assets and Goodwill	$ 1,553,897	$ 1,061,983